Portfolio of Investments

July 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
POOLED INVESTMENT VEHICLES – 37.9%
GUERNSEY — 4.0%
International Public Partnerships Ltd.	87,905	$187,791
NextEnergy Solar Fund Ltd.	124,695	174,149
Renewables Infrastructure Group Ltd. (The)	138,784	241,371
Sequoia Economic Infrastructure Income Fund Ltd.	80,000	109,956
TwentyFour Income Fund Ltd.	135,824	174,823
		888,090
IRELAND — 1.9%
Aspect Core Trend Fund	4,314	425,696
LUXEMBOURG — 0.3%
BBGI SICAV SA	30,797	67,625
SINGAPORE — 0.3%
Keppel Infrastructure Trust	141,600	56,339
UNITED KINGDOM — 3.1%
3i Infrastructure PLC	12,429	47,107
Foresight Solar Fund Ltd.	90,497	126,554
Greencoat UK Wind PLC	86,385	165,096
HICL Infrastructure PLC	117,362	257,604
JLEN Environmental Assets Group Ltd.	52,600	81,946
		678,307
UNITED STATES — 28.3%
Baillie Gifford Emerging Markets Equities Fund, Class K(1)	39,370	856,304
Baillie Gifford International Alpha Fund, Class K(1)	171,800	2,460,181
Baillie Gifford U.S. Equity Growth Fund, Class K(1)	55,600	1,670,778
Credit Suisse Managed Futures Strategy Fund, Class I*	46,000	428,259
iShares MSCI Global Gold Miners ETF	22,500	799,875
		6,215,397
Total Pooled Investment Vehicles
(cost $6,866,548)		8,331,454
COMMON STOCKS — 17.0%
AUSTRALIA — 2.7%
Newcrest Mining Ltd.*	9,990	254,503
Nickel Mines Ltd.*	371,996	153,602
Western Areas Ltd.*	113,252	194,271
		602,376
BELGIUM — 0.2%
Elia Group SA	500	54,419
CANADA — 1.6%
Barrick Gold Corp.	7,900	228,309
Hydro One Ltd.	5,530	117,829
		346,138
DENMARK — 0.3%
Orsted A/S*	470	66,987
GERMANY — 3.3%
ADO Properties SA*	738	20,783
Deutsche Wohnen SE	8,080	393,145
E.ON Se	4,740	55,648
LEG Immobilien AG*	688	95,932
RWE AG	1,530	57,673
Vonovia SE	1,605	103,741
		726,922
INDONESIA — 1.0%
Vale Indonesia TBK PT*	921,700	217,240
IRELAND — 0.8%
Greencoat Renewables PLC	118,583	172,127

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.

Portfolio of Investments

July 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
ITALY — 1.1%
Enel SpA	6,260	$57,345
Italgas SpA	19,645	126,155
Terna Rete Elettrica Nazionale SpA	7,430	55,448
		238,948
SOUTH KOREA — 0.2%
Korea Electric Power Corp.*	1,691	27,129
Korea Electric Power Corp. ADR*	1,900	14,877
		42,006
SPAIN — 1.0%
EDP Renovaveis SA*	5,970	97,609
Iberdrola SA	4,690	60,620
Iberdrola SA*	106	1,370
Red Electrica Corp. SA	2,730	53,221
		212,820
UNITED KINGDOM — 1.0%
John Laing Group PLC*	54,570	210,960
UNITED STATES — 3.8%
Ameren Corp.	1,020	81,845
American Electric Power Co., Inc.	900	78,192
Ares Capital Corp.	3,500	49,350
Avangrid, Inc.	1,760	87,630
Consolidated Edison, Inc.	950	72,989
DTE Energy Co.	700	80,941
Eversource Energy	920	82,864
Newmont Corp.	3,200	221,440
TerraForm Power, Inc., Class A	4,350	84,173
		839,424
Total Common Stocks
(cost $3,342,673)		3,730,367
CORPORATE BONDS – 9.7%
AUSTRALIA — 0.1%
FMG Resources August 2006 Pty Ltd., 4.75%, 05/15/22	19,000	19,890
CANADA — 0.4%
Bell Canada, Inc., Series MTN, 4.75%, 09/29/44	50,000	48,275
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 07/15/26	20,000	21,590
Vermilion Energy, Inc., 5.63%, 03/15/25	17,000	14,237
		84,102
CHILE — 0.1%
Liberty Latin America Ltd., 2.00%, 07/15/24	22,000	18,783
FRANCE — 0.5%
Electricite de France SA, 6.95%, 01/26/39	35,000	53,943
Orange SA, 9.00%, 03/01/31	30,000	49,663
		103,606
ITALY — 0.1%
Telecom Italia Capital SA, 7.20%, 07/18/36	17,000	22,330
MEXICO — 0.2%
Petroleos Mexicanos, 6.50%, 03/13/27	50,000	47,625
NETHERLANDS — 1.1%
Koninklijke KPN NV, 8.38%, 10/01/30	30,000	44,503
Stichting AK Rabobank Certificaten, 6.50%(2)	160,450	206,792
		251,295
PUERTO RICO — 0.1%
Popular, Inc., 6.13%, 09/14/23	18,000	19,080
UNITED KINGDOM — 0.3%
Tesco PLC, 5.50%, 01/13/33	34,000	57,585

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.

Portfolio of Investments

July 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
UNITED STATES — 6.8%
ACI Worldwide, Inc., 5.75%, 08/15/26	6,000	$6,255
Adient US LLC, 7.00%, 05/15/26	12,000	12,930
Antero Resources Corp., 5.63%, 06/01/23	15,000	10,765
Apple, Inc., 4.50%, 02/23/36	35,000	47,723
Aptiv PLC, 4.35%, 03/15/29	44,000	48,571
Aramark Services, Inc., 5.00%, 02/01/28	12,000	12,075
Arrow Bidco LLC, 9.50%, 03/15/24	20,000	15,654
AT&T, Inc., 5.25%, 03/01/37	35,000	45,194
Avantor Funding, Inc., 4.63%, 07/15/28	14,000	14,809
Carnival Corp., 11.50%, 04/01/23	12,000	13,058
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26	24,000	24,660
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 05/01/26	10,000	10,578
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30	23,000	24,378
CenturyLink, Inc., Series P, 7.60%, 09/15/39	23,000	26,385
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	21,000	23,739
Cincinnati Bell, Inc., 7.00%, 07/15/24	9,000	9,312
Cincinnati Bell, Inc., 8.00%, 10/15/25	15,000	15,828
Citigroup, Inc., 8.13%, 07/15/39	30,000	54,282
Cogent Communications Group, Inc., 5.38%, 03/01/22	12,000	12,510
Colfax Corp., 6.00%, 02/15/24	15,000	15,787
Compass Minerals International, Inc., 6.75%, 12/01/27	18,000	19,532
Corning, Inc., 5.45%, 11/15/79	40,000	52,184
Darling Ingredients, Inc., 5.25%, 04/15/27	24,000	25,620
Dell International LLC / EMC Corp., 5.30%, 10/01/29	43,000	49,580
Dell, Inc., 7.10%, 04/15/28	22,000	26,510
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/26	23,000	24,783
FirstCash, Inc., 5.38%, 06/01/24	30,000	30,798
Freeport-McMoRan, Inc., 4.55%, 11/14/24	13,000	14,170
frontdoor, Inc., 6.75%, 08/15/26	14,000	15,103
General Electric Co., Series MTN, 5.55%, 01/05/26	35,000	40,715
Graham Holdings Co., 5.75%, 06/01/26	25,000	26,500
Hanesbrands, Inc., 4.63%, 05/15/24	14,000	14,808
Hasbro, Inc., 6.35%, 03/15/40	38,000	45,591
HCA, Inc., 5.88%, 02/15/26	22,000	25,747
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/01/28	10,000	9,188
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 08/15/26	19,000	19,950
LABL Escrow Issuer LLC, 6.75%, 07/15/26	12,000	12,960
Land O' Lakes, Inc., 7.25%(2)	15,000	13,744
Land O'Lakes Capital Trust I, 7.45%, 03/15/28	4,000	4,440
Laredo Petroleum, Inc., 10.13%, 01/15/28	21,000	14,910
Liberty Interactive LLC, 8.25%, 02/01/30	7,000	7,382
Masonite International Corp., 5.38%, 02/01/28	13,000	13,845
Matador Resources Co., 5.88%, 09/15/26	13,000	9,896
Match Group Holdings II LLC, 5.00%, 12/15/27	15,000	15,750
Match Group Holdings II LLC, 5.63%, 02/15/29	9,000	9,765
Meritor, Inc., 6.25%, 02/15/24	15,000	15,338
Mueller Water Products, Inc., 5.50%, 06/15/26	12,000	12,608
Netflix, Inc., 4.38%, 11/15/26	14,000	15,545
Netflix, Inc., 4.88%, 04/15/28	18,000	20,924
Penske Automotive Group, Inc., 5.50%, 05/15/26	26,000	27,170
PTC, Inc., 3.63%, 02/15/25	12,000	12,441
PVH Corp., 4.63%, 07/10/25	12,000	12,300
QVC, Inc., 4.38%, 03/15/23	13,000	13,551
Range Resources Corp., 4.88%, 05/15/25	15,000	12,563
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 07/15/24	18,000	18,338
Sally Holdings LLC / Sally Capital, Inc., 8.75%, 04/30/25	12,000	13,530
Santander Holdings USA, Inc., 4.40%, 07/13/27	13,000	14,506
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26	15,000	15,924
Sealed Air Corp., 5.50%, 09/15/25	23,000	25,415
Sensata Technologies BV, 5.00%, 10/01/25	22,000	23,760

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.

Portfolio of Investments

July 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

		Shares/Principal	Value
Service Corp. International, 5.13%, 06/01/29		11,000	$12,155
Sirius XM Radio, Inc., 4.13%, 07/01/30		30,000	31,659
Six Flags Theme Parks, Inc., 7.00%, 07/01/25		15,000	16,100
Sprint Corp., 7.25%, 09/15/21		2,000	2,115
Sprint Corp., 7.63%, 03/01/26		6,000	7,500
SunPower Corp., 4.00%, 01/15/23		4,000	3,489
Tenet Healthcare Corp., 4.63%, 07/15/24		19,000	19,428
Townsquare Media, Inc., 6.50%, 04/01/23		14,000	12,530
TransDigm, Inc., 6.25%, 03/15/26		13,000	13,715
TTM Technologies, Inc., 5.63%, 10/01/25		15,000	15,295
VeriSign, Inc., 5.25%, 04/01/25		26,000	29,640
Verisk Analytics, Inc., 4.13%, 03/15/29		40,000	48,299
Wolverine World Wide, Inc., 5.00%, 09/01/26		22,000	21,670
WW International, Inc., 8.63%, 12/01/25		15,000	15,830
XPO Logistics, Inc., 6.25%, 05/01/25		9,000	9,743
			1,501,045

Total Corporate Bonds
(cost $1,970,140)			2,125,341
REITS — 7.8%
FRANCE — 1.1%
Covivio*		1,431	102,843
Gecina SA		523	67,845
ICADE		972	63,970
			234,658
GERMANY — 0.3%
alstria office REIT-AG*		4,832	72,230
GUERNSEY — 0.5%
UK Commercial Property REIT Ltd.		114,228	102,535
IRELAND — 0.6%
Hibernia REIT PLC		87,316	116,842
SPAIN — 0.1%
Merlin Properties Socimi SA		3,485	28,833
UNITED KINGDOM — 5.2%
British Land Co. PLC (The)*		52,426	250,183
Hammerson PLC*		96,064	80,287
Land Securities Group PLC*		34,642	260,917
LondonMetric Property PLC		24,600	74,316
LXI REIT PLC		21,930	30,342
Segro PLC*		13,774	174,438
Tritax Big Box REIT PLC*		140,553	277,956
			1,148,439
Total REITs
(cost $1,930,056)			1,703,537
TREASURY BILLS – 7.0%
UNITED STATES — 7.0%
U.S. Treasury Bill, 09/24/20(3)		550,000	549,915
U.S. Treasury Bill, 01/28/21(3)		1,000,000	999,512
Total Treasury Bills
(cost $1,549,563)			1,549,427
INFLATION INDEXED BONDS – 5.2%
AUSTRALIA — 2.1%
Australian Government Bond, Series 27CI, 0.75%, 11/21/27	AUD	288,000	236,780
Australian Government Bond, Series 30CI, 2.50%, 09/20/30	AUD	208,000	238,850
			475,630
THAILAND — 0.5%
Thailand Government Bond, 1.25%, 03/12/28	THB	3,623,573	110,351

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.

Portfolio of Investments

July 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

		Shares/Principal	Value
UNITED STATES — 2.6%
U.S. Treasury Inflation Indexed Bond, 0.75%, 02/15/42		111,085	$141,921
U.S. Treasury Inflation Indexed Bond, 0.63%, 02/15/43		112,969	141,720
U.S. Treasury Inflation Indexed Bond, 1.38%, 02/15/44		96,481	140,160
U.S. Treasury Inflation Indexed Bond, 0.75%, 02/15/45		107,248	139,930
			563,731

Total Inflation Indexed Bonds
(cost $1,024,297)			1,149,712
FOREIGN GOVERNMENT BONDS – 3.9%
BRAZIL — 0.4%
Brazilian Government International Bond, 10.13%, 05/15/27		30,000	40,725
Brazilian Government International Bond, 7.13%, 01/20/37		40,000	51,400
			92,125
DOMINICAN REPUBLIC — 0.5%
Dominican Republic International Bond, 6.88%, 01/29/26		100,000	110,200
HUNGARY — 0.3%
Hungary Government International Bond, 7.63%, 03/29/41		36,000	62,831
IVORY COAST (COTE D'IVOIRE) — 0.5%
Ivory Coast Government International Bond, 5.25%, 03/22/30	EUR	100,000	108,702
PERU — 0.6%
Peruvian Government International Bond, 8.75%, 11/21/33		77,000	134,461
ROMANIA — 0.5%
Romanian Government International Bond, 2.00%, 01/28/32	EUR	90,000	101,113
RUSSIA — 0.6%
Russian Foreign Bond - Eurobond, 7.50%, 03/31/30		102,070	117,768
TURKEY — 0.2%
Turkish Government International Bond, 7.38%, 02/05/25		20,000	20,312
Turkish Government International Bond, 6.88%, 03/17/36		30,000	27,746
			48,058
URUGUAY — 0.3%
Uruguay Government International Bond, 4.98%, 04/20/55		52,000	72,280

Total Foreign Government Bonds
(cost $760,284)			847,538
COLLATERALIZED LOAN OBLIGATIONS – 3.2%
IRELAND — 2.6%
Aurium CLO I DAC, 2.30%, FRN, (3 Month EURIBOR + 2.30%), 03/23/32(4)		250,000	285,324
Carlyle Euro CLO, Class B, Series 2017-1X, 2.15%, FRN, (3 Month EURIBOR + 2.15%), 07/15/30(4)		150,000	170,771
Harvest CLO XVII DAC, 3.95%, FRN, (3 Month EURIBOR + 3.95%), 05/11/32(4)		100,000	109,519
			565,614
NETHERLANDS — 0.6%
Barings Euro CLO, Class B1A, Series 2018-2X, 1.70%, FRN, (3 Month EURIBOR + 1.70%), 10/15/31(4)		110,000	128,646

Total Collateralized Loan Obligations
(cost $654,886)			694,260

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.

Portfolio of Investments

July 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
STRUCTURED NOTES – 1.4%
UNITED STATES — 1.4%
GS Finance Corp. , Zero cpn., 05/24/21(5)
(Cost $300,000)	300,000	$315,930
TOTAL INVESTMENTS — 93.1%
(cost $18,398,447)		$20,447,566
Other assets less liabilities — 6.9%		1,525,150
NET ASSETS — 100.0%		$21,972,716

*	Non-income producing security.
(1)	Affiliated Fund.
(2)	Perpetual, callable security with no stated maturity date.
(3)	Security issued on a discount basis with no stated coupon rate. Income is recognized through the accretion of discount.
(4)	Variable rate security.
(5)	Commodity-linked note which uses LME Primary Nickel as the reference price. Value correlates to changes in this reference price.

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.

Portfolio of Investments

July 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

A summary of the Fund’s transactions with affiliated funds during the period ended July 31, 2020 is as follows:

Affiliated Fund Holdings
	Shares at April 30, 2020	Value at April 30, 2020	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Shares at July 31, 2020	Value at July 31, 2020
Baillie Gifford Emerging Markets Equities Fund, Class K	8,691	$151,837	$565,792	$–	$–	$138,675	39,370	$856,304
Baillie Gifford International Alpha Fund, Class K	100,493	1,177,782	813,612	–	–	468,787	171,800	2,460,181
Baillie Gifford U.S. Equity Growth Fund, Class K	20,877	446,766	778,995	–	–	445,017	55,600	1,670,778
	130,061	$1,776,385	$2,158,399	$–	$–	$1,052,479	266,770	$4,987,263

Open futures contracts outstanding at July 31, 2020:

Description	Counterparty	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at July 31, 2020	Unrealized Depreciation
Aus 10 Year Bond Futures	HSBC Securities (USA) Inc	September 2020	(4)	$(427,108)	$(11,443)
Euro — BOBL Futures	HSBC Securities (USA) Inc	September 2020	(1)	(159,306)	(959)
US Ultra Futures	HSBC Securities (USA) Inc	September 2020	(2)	(455,375)	(9,136)
					$(21,538)

Open forward foreign currency contracts outstanding at July 31, 2020:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA) Inc	8/12/2020	AUD	302,000	USD	210,229	$–	$(5,545)
HSBC Securities (USA) Inc	8/12/2020	AUD	364,396	USD	251,557	–	(8,798)
HSBC Securities (USA) Inc	8/12/2020	CAD	1,031,000	USD	760,258	–	(9,480)
HSBC Securities (USA) Inc	8/12/2020	CAD	683,800	USD	506,564	–	(3,957)
HSBC Securities (USA) Inc	8/12/2020	CHF	423,700	USD	441,953	–	(21,500)
HSBC Securities (USA) Inc	8/12/2020	CHF	618,000	USD	657,647	–	(18,336)
HSBC Securities (USA) Inc	8/12/2020	EUR	2,293,700	USD	2,596,182	–	(106,368)
HSBC Securities (USA) Inc	8/12/2020	EUR	1,503,800	USD	1,688,805	–	(83,046)
HSBC Securities (USA) Inc	8/12/2020	GBP	2,029,890	USD	2,545,081	–	(112,227)
HSBC Securities (USA) Inc	8/12/2020	GBP	316,000	USD	391,903	–	(21,769)
HSBC Securities (USA) Inc	8/12/2020	GBP	960,800	USD	1,208,963	–	(48,810)
HSBC Securities (USA) Inc	8/12/2020	MXN	7,500,000	USD	342,306	5,827	–
HSBC Securities (USA) Inc	8/12/2020	USD	1,931,148	JPY	209,831,200	51,360	–
HSBC Securities (USA) Inc	8/13/2020	COP	404,000,000	USD	102,002	–	(6,112)
HSBC Securities (USA) Inc	8/13/2020	CZK	10,400,000	USD	406,972	–	(59,831)

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.

Portfolio of Investments

July 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA) Inc	8/13/2020	EUR	188,000	USD	206,205	–	(15,311)
HSBC Securities (USA) Inc	8/13/2020	RON	1,345,000	USD	299,887	–	(27,709)
HSBC Securities (USA) Inc	8/13/2020	TRY	760,000	USD	103,329	–	(4,164)
HSBC Securities (USA) Inc	8/13/2020	USD	204,163	EUR	188,000	17,352	–
HSBC Securities (USA) Inc	8/13/2020	USD	102,744	TRY	760,000	4,749	–
HSBC Securities (USA) Inc	8/13/2020	USD	107,316	COP	404,000,000	799	–
HSBC Securities (USA) Inc	8/13/2020	USD	217,590	CZK	5,338,000	22,005	–
HSBC Securities (USA) Inc	8/19/2020	IDR	4,684,000,000	USD	326,070	7,787	–
HSBC Securities (USA) Inc	8/19/2020	KRW	1,242,000,000	USD	1,021,289	–	(19,255)
HSBC Securities (USA) Inc	8/19/2020	THB	14,020,000	USD	445,801	–	(3,779)
HSBC Securities (USA) Inc	8/19/2020	USD	498,666	KRW	598,000,000	2,337	–
HSBC Securities (USA) Inc	8/27/2020	EUR	280,000	USD	312,166	–	(17,848)
HSBC Securities (USA) Inc	8/27/2020	USD	606,356	JPY	64,930,000	7,209	–
HSBC Securities (USA) Inc	9/3/2020	USD	209,241	PLN	820,000	9,748	–
HSBC Securities (USA) Inc	9/17/2020	BRL	580,000	USD	112,173	1,194	–
HSBC Securities (USA) Inc	9/17/2020	BRL	530,000	USD	101,696	284	–
HSBC Securities (USA) Inc	9/17/2020	RUB	15,700,000	USD	217,995	7,723	–
HSBC Securities (USA) Inc	9/17/2020	USD	441,891	RUB	30,860,000	–	(28,581)
HSBC Securities (USA) Inc	9/23/2020	THB	28,606,000	USD	916,166	–	(1,071)
HSBC Securities (USA) Inc	9/24/2020	USD	321,377	THB	9,900,000	–	(3,939)
HSBC Securities (USA) Inc	10/8/2020	NZD	1,001,000	USD	654,669	–	(9,222)
HSBC Securities (USA) Inc	10/8/2020	USD	656,342	AUD	942,000	16,834	–
HSBC Securities (USA) Inc	10/8/2020	USD	226,918	NZD	345,000	1,896	–
HSBC Securities (USA) Inc	10/22/2020	EUR	173,760	USD	198,390	–	(6,649)
HSBC Securities (USA) Inc	10/22/2020	ZAR	5,719,000	USD	341,109	9,477	–
HSBC Securities (USA) Inc	10/29/2020	USD	413,860	KRW	494,000,000	–	(315)
HSBC Securities (USA) Inc	1/21/2021	CAD	291,000	USD	214,436	–	(2,904)
HSBC Securities (USA) Inc	1/21/2021	USD	661,087	NOK	6,129,000	12,686	–
Total unrealized appreciation (depreciation)						$179,267	$(646,526)
Net unrealized appreciation (depreciation)							$(467,259)

Currency Abbreviations:
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLO	-	Collateralized Loan Obligation
COP	-	Colombian Peso
CZK	-	Czech Koruna
ETF	-	Exchange Traded Fund
EUR	-	Euro
EURIBOR	-	Euro Inter Bank Offer Rate
FRN	-	Floating Rate Note
GBP	-	Great Britain Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
REIT	-	Real Estate Investment Trust
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
ZAR	-	South African Rand

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.

Portfolio of Investments

July 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:(1)
Pooled Investment Vehicles	$6,751,050	$1,580,404	$–	$8,331,454
Common Stocks	1,280,862	2,449,505	–	3,730,367
Corporate Bonds	–	2,125,341	–	2,125,341
REITs	189,072	1,514,465	–	1,703,537
Treasury Bills	1,549,427	–	–	1,549,427
Inflation Indexed Bonds	–	1,149,712	–	1,149,712
Foreign Government Bonds	–	847,538	–	847,538
Collateralized Loan Obligations	–	694,260	–	694,260
Structured Notes	–	315,930	–	315,930
Total Investments in Securities	$9,770,411	$10,677,155	$–	$20,447,566
Other Financial Instruments(2)
Forward Foreign Currency Contracts	–	179,267	–	179,267
Total Investments in Securities and Other Financial Instruments	$9,770,411	$10,856,422	$–	$20,626,833
Liabilities:
Other Financial Instruments(2)
Forward Foreign Currency Contracts	$–	$646,526	$–	$646,526
Futures Contracts	21,538	–	–	21,538
Total Other Financial Instruments	$21,538	$646,526	$–	$668,064

(1)	A complete listing of investments and additional information regarding the industry classification and geographical location of these investments is disclosed in the Portfolio of Investments.
(2)	Reflects the unrealized appreciation (depreciation) of the instruments.

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.